ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued payroll and employee benefits	$ 2,260	$ 2,185
Deposits received from customers	20	26
Accrued audit fee	251	252
Others	522	326
Accrued Liabilities and Other Liabilities Current	$ 3,053	$ 2,789